As filed with the Securities and Exchange Commission on March 20, 2012

Registration File No. 333-167778 Registration File No. 811-22431

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A (Check appropriate box or boxes)
[X]	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[ ]	Pre-Effective Amendment No. ___
[X]	Post-Effective Amendment No. 3
and
[X]	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]	Amendment No. 5

RiverPark Funds Trust
(Exact Name of Registrant as Specified in Charter)

156 West 56th Street, 17th Floor
New York, NY 10019
(Address of Principal Executive Offices – Number, Street, City, State, Zip Code)

 (212) 484-2100
(Registrant’s Telephone Number, including Area Code)

Morty Schaja
156 West 56th Street, 17th Floor
New York, NY 10019
(Name and Address – Number, Street, City, State, Zip Code – of Agent for Service)

Copies of all communications to:

Thomas R. Westle
Mary K. Stokes
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

Approximate Date of Proposed Public Offering: March 30, 2012

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ____________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

This filing is being made for the sole purpose of providing outstanding exhibits.  Part A and B of the Trust’s registration statement filed on March 20, 2012, pursuant to Rule 497 are herein incorporated by reference.

RIVERPARK FUNDS TRUST
PART C
OTHER INFORMATION

ITEM 28. EXHIBITS

Number  Description

(a)	(1) Certificate of Trust**

(2) Agreement and Declaration of Trust*

(b)	By-Laws*

(c)	Instruments Defining Rights of Security Holders – incorporated by reference to the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts

(1) Investment Advisory Agreement*****

(2) Sub-Advisory Agreement for RiverPark/Gargoyle Hedged Value Fund*****

(e)	Distribution Agreement*

(f)	Bonus or Profit Sharing Contracts – Not Applicable

(g)	Custodian Agreement*

(h)	Other Material Contracts

(1) Administration Agreement between RiverPark Funds Trust and SEI Investments Global Funds Services, dated as of September 8, 2010*

(i) Amendment No. 1, dated as of October 1, 2011, to Administration Agreement****

(2) Agency Agreement between RiverPark Funds Trust and DST Systems, Inc.*

(ii) Amendment, dated September 15, 2011, to Agency Agreement****

(3) Expense Limitation Agreement****

(4) Shareholder Services Plan****

(5) Administrative Services Plan****

(i)	Consent of Counsel***

(j)	Consent of Independent Registered Public Accounting Firm*****

(k)	Omitted Financial Statements – Not Applicable

(l)	Initial Capital Agreements – Not Applicable

(m)	Rule 12b-1 Plan*

(n)	Rule 18f-3 Plan****

(o)	Reserved

(p)	Code of Ethics*

(q)	Powers of Attorney by the Trustees to sign amendments to the Registration Statement***

*	Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement, filed on September 14, 2010.

**	Incorporated by reference to Registrant’s Registration Statement, filed on June 25, 2010.

***	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on September 22, 2010.

****	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to Registrant’s Registration Statement, filed on January 30, 2012.

*****	Filed herewith.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

ITEM 30. INDEMNIFICATION

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

Section 8.3.  Indemnification.  The Trust shall indemnify each of its Trustees, officers, employees and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by such Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which such Person may be involved or with which such Person may be threatened, while in office or thereafter, by reason of such Person being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which such Person shall have been adjudicated, by the final and unappealable order of a court of competent jurisdiction, to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of such Person’s duties, such liabilities and expenses being liabilities belonging to the Series out of which such claim for indemnification arises; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or, in the absence of a judicial determination, by a reasonable determination, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that such Person did not engage in such conduct, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.  The rights accruing to any Person under these provisions shall not exclude any other right to which such Person may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the Trust Property.  The Trustees may make advance payments in connection with indemnification under this Section 8.3; provided that any advance payment of expenses by the Trust to any Trustee, officer, employee or agent shall be made only upon the undertaking by such Trustee, officer, employee or agent to repay the advance unless it is ultimately determined that he is entitled to indemnification as above provided, and only if one of the following conditions is met:

(i)	the Trustee, officer, employee or agent to be indemnified provides a security for such Person’s undertaking;
(ii)	the Trust shall be insured against losses arising by reason of any lawful advances; or
(iii)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Trustee, officer, employee or agent to be indemnified ultimately will be entitled to indemnification, which determination shall be made by a majority of a quorum of Trustees who are neither Interested Persons of the Trust nor parties to the action, suit or proceeding, or by written opinion from independent legal counsel approved by such Trustees.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The information required by this item with respect to RiverPark Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-70321) of RiverPark Advisors, LLC.  The information required by this item with respect to Gargoyle Investment Advisors L.L.C. is incorporated by reference to its Form ADV (File Nos. 801-71024 ).

ITEM 32.  PRINCIPAL UNDERWRITER.

(a)	Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
iShares Inc.	January 28, 2000
iShares Trust	April 25, 2000
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchanged Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
iShares MSCI Emerging Markets Small Cap Index Fund, Inc.	June 16, 2010
iShares MSCI Russia Capped Index Fund, Inc.	June 16, 2010
RiverPark Funds Trust	September 8, 2010
Adviser Managed Trust Fund	December 10, 2010
Huntington Strategy Shares	July 26, 2011

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments.  These services include portfolio evaluation, performance measurement and consulting services (“Funds Evaluation”) and automated execution, clearing and settlement of securities transactions (“MarketLink”).

(b)	Unless otherwise noted, the business address of each director and officer of the Distributor is 1 Freedom Valley Drive, Oaks, PA 19456:

	Position and Office	Positions and Offices
Name	with Underwriter	with Registrant
William M. Doran	Director	--
Edward D. Loughlin	Director	--
Wayne M. Withrow	Director	--
Kevin P. Barr	President & Chief Executive Officer	--
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	--
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	--
John C. Munch	General Counsel & Secretary	--
Mark J. Held	Senior Vice President	--
Lori L. White	Vice President & Assistant Secretary	--
John P. Coary	Vice President & Assistant Secretary	--
John J. Cronin	Vice President	--
Robert M. Silvestri	Vice President	--

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

All financial and accounting related books and records required to be maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator and Fund Accountant	SEI Investments Global Funds Services 1 Freedom Valley Drive Oaks, PA 19456
Registrant’s Investment Adviser	RiverPark Advisors, LLC 156 West 56th Street 17th Floor New York, NY 10011
Registrant’s Custodian	Brown Brothers Harriman & Co. 40 Water Street Boston, Massachusetts 02109
Registrant’s Distributor	SEI Investments Distribution Co. 1 Freedom Valley Drive Oaks, PA 19456
Registrant’s Transfer Agent	DST Systems, Inc. 333 West 11th Street 5th Floor Kansas City, MO 64105
Gargoyle (sub-adviser)	Gargoyle Investment Advisor L.L.C 285 Grand Avenue Building One Engelwood, NJ 07631

ITEM 34. MANAGEMENT SERVICES

Not Applicable.

ITEM 35. UNDERTAKINGS

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 20th day of March, 2012.

RIVERPARK FUNDS TRUST /s/ Morty Schaja Morty Schaja, Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Morty Schaja	Trustee	March 20, 2012
Morty Schaja

/s/ Michael Lawson	Principal Financial and Accounting Officer	March 20, 2012
Michael Lawson

/s/ Richard Browne*	Trustee	March 20, 2012
Richard Browne

/s/ Michael Cohen*	Trustee	March 20, 2012
Michael Cohen

/s/ Ira Balsam*	Trustee	March 20, 2012
Ira Balsam

/s/ Mitch Rubin*	Trustee	March 20, 2012
Mitch Rubin

* By Morty Schaja, Attorney-In-Fact under Powers of Attorney

/s/ Morty Schaja
Morty Schaja

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Investment Advisory Agreement	(d)(1)
Sub-Advisory Agreement	(d)(2)
Consent of Independent Registered Public Accounting Firm	(j)